Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) - Probable Scenario [member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Income statement effect	R$ (26,555)
Total	(26,555)
Income statement effect	26,555
Total	R$ 26,555